Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Stock-based awards are generally granted to participants of the Stock Incentive Plan at the Board’s discretion, within the first two and a half months of the year. In certain circumstances, including the hiring or promotion of a participant, the Board may approve grants to be effective at other times. The Board did not take material nonpublic information into account when determining the timing and terms of stock-based awards in 2025, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Method	The Board did not take material nonpublic information into account when determining the timing and terms of stock-based awards in 2025, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	The Board did not take material nonpublic information into account when determining the timing and terms of stock-based awards in 2025, and we do not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false